Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying Consolidated Financial Statements and footnotes of the International Business Machines Corporation (IBM or the company) have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).

Within the financial statements and tables presented, certain columns and rows may not add due to the use of rounded numbers for disclosure purposes. Percentages presented are calculated from the underlying whole-dollar amounts. Certain prior year amounts have been reclassified to conform to the current year presentation. This is annotated where applicable.

On December 22, 2017, the Tax Cuts and Jobs Act (U.S. tax reform) was enacted in the U.S. This Act introduced many changes, including lowering the U.S. corporate tax rate to 21 percent, changes in incentives, provisions to prevent U.S. base erosion and significant changes in the taxation of international income, including provisions which allow for the repatriation of foreign earnings without U.S. tax.

The enactment of U.S. tax reform resulted in a provisional charge of $5.5 billion to tax expense in the fourth-quarter and year-ended December 31, 2017. The charge was primarily the result of the one-time U.S. transition tax, and any foreign tax costs on undistributed foreign earnings, as well as the remeasurement of deferred tax balances to the new U.S. federal tax rate. During the fourth quarter of 2018, the accounting for impacts of U.S. tax reform was completed and the effects of measurement period adjustments were recognized as a charge to tax expense of $1.9 billion and $2.0 billion in the fourth quarter and year ended December 31, 2018, respectively. The 2018 charges were primarily attributable to the election to include Global Intangible Low-Taxed Income (GILTI) in measuring deferred taxes, in addition to refinements to the one-time U.S. transition tax and foreign tax costs on undistributed foreign earnings. Refer to note N, “Taxes,” on pages 117 to 119 for additional information.

Noncontrolling interest amounts of $17 million, $17 million and $16 million, net of tax, for the years ended December 31, 2018, 2017 and 2016, respectively, are included as a reduction within other (income) and expense in the Consolidated Statement of Earnings.

Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements include the accounts of IBM and its controlled subsidiaries, which are primarily majority owned. Any noncontrolling interest in the equity of a subsidiary is reported in Equity in the Consolidated Statement of Financial Position. Net income and losses attributable to the noncontrolling interest is reported as described above in the Consolidated Statement of Earnings. The accounts of variable interest entities (VIEs) are included in the Consolidated Financial Statements, if required. Investments in business entities in which the company does not have control, but has the ability to exercise significant influence over operating and financial policies, are accounted for using the equity method and the company’s proportionate share of income or loss is recorded in other (income) and expense. The accounting policy for other investments in equity securities is described on pages 86 and 87 within “Marketable Securities.” Equity investments in non-publicly traded entities lacking controlling financial interest or significant influence are primarily measured at cost, net of impairment, if any. All intercompany transactions and accounts have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, revenue, costs, expenses and other comprehensive income/(loss) (OCI) that are reported in the Consolidated Financial Statements and accompanying disclosures. These estimates are based on management’s best knowledge of current events, historical experience, actions that the company may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As a result, actual results may be different from these estimates. See “Critical Accounting Estimates” on pages 63 to 66 for a discussion of the company’s critical accounting estimates.

Revenue

Revenue

Effective January 1, 2018, the company adopted the new accounting standard related to the recognition of revenue in contracts with customers under the modified retrospective transition method. This method was applied to contracts that were not complete as of the date of initial application. The impact related to adopting the new standard was not material. Certain changes resulting from adopting the new standard, such as terminology differences, impacted the company’s description of its significant accounting policies in 2018. For further information regarding the adoption of the new standard, see note B, “Accounting Changes,” on pages 89 to 91, and note O, “Revenue Recognition,” on pages 120 to 122.

The company accounts for a contract with a client when it has written approval, the contract is committed, the rights of the parties, including payment terms, are identified, the contract has commercial substance and consideration is probable of collection.

Revenue is recognized when, or as, control of a promised product or service transfers to a client, in an amount that reflects the consideration to which the company expects to be entitled in exchange for transferring those products or services. If the consideration promised in a contract includes a variable amount, the company estimates the amount to which it expects to be entitled using either the expected value or most likely amount method. The company’s contracts may include terms that could cause variability in the transaction price, including, for example, rebates, volume discounts, service-level penalties, and performance bonuses or other forms of contingent revenue.

The company only includes estimated amounts in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. The company may not be able to reliably estimate contingent revenue in certain long-term arrangements due to uncertainties that are not expected to be resolved for a long period of time or when the company’s experience with similar types of contracts is limited. The company’s arrangements infrequently include contingent revenue. Estimates of variable consideration and the determination of whether to include estimated amounts in the transaction price are based on all information (historical, current and forecasted) that is reasonably available to the company, taking into consideration the type of client, the type of transaction and the specific facts and circumstances of each arrangement. Changes in estimates of variable consideration are included in note O, “Revenue Recognition,” on pages 120 to 122.

The company’s standard billing terms are that payment is due upon receipt of invoice, payable within 30 days. Invoices are generally issued as control transfers and/or as services are rendered. Additionally, in determining the transaction price, the company adjusts the promised amount of consideration for the effects of the time value of money if the billing terms are not standard and the timing of payments agreed to by the parties to the contract provide the client or the company with a significant benefit of financing, in which case the contract contains a significant financing component. As a practical expedient, the company does not account for significant financing components if the period between when the company transfers the promised product or service to the client and when the client pays for that product or service will be one year or less. Most arrangements that contain a financing component are financed through the company’s Global Financing business and include explicit financing terms.

The company may include subcontractor services or third-party vendor equipment or software in certain integrated services arrangements. In these types of arrangements, revenue from sales of third-party vendor products or services is recorded net of costs when the company is acting as an agent between the client and the vendor, and gross when the company is the principal for the transaction. To determine whether the company is an agent or principal, the company considers whether it obtains control of the products or services before they are transferred to the customer. In making this evaluation, several factors are considered, most notably whether the company has primary responsibility for fulfillment to the client, as well as inventory risk and pricing discretion.

The company recognizes revenue on sales to solution providers, resellers and distributors (herein referred to as resellers) when the reseller has economic substance apart from the company and the reseller is considered the principal for the transaction with the end-user client.

The company reports revenue net of any revenue-based taxes assessed by governmental authorities that are imposed on and concurrent with specific revenue-producing transactions.

In addition to the aforementioned general policies, the following are the specific revenue recognition policies for arrangements with multiple performance obligations and for each major category of revenue.

Arrangements with Multiple Performance Obligations

The company’s global capabilities as a cognitive solutions and cloud platform company include services, software, hardware and related financing. The company enters into revenue arrangements that may consist of any combination of these products and services based on the needs of its clients. For example, a client may purchase a server that includes operating system software. In addition, the arrangement may include post-contract support for the software and a contract for post-warranty maintenance service for the hardware. These types of arrangements may also include financing provided by the company. These arrangements consist of multiple products and services, whereby the hardware and software may be delivered in one period and the software support and hardware maintenance services are delivered over time. In another example, the company may assist the client in building and running an enterprise information technology (IT) environment utilizing a private cloud on a long-term basis and the client periodically purchases hardware and/or software products from the company to upgrade or expand the facility. The services delivered on the cloud are provided on a continuous basis across multiple reporting periods, and the hardware and software products are provided in each period the products are purchased.

The company continues to build new products and offerings and continuously reinvent its platforms and delivery methods, including through the use of cloud and as-a-Service models. These are not separate businesses; they are offerings across the segments that address market opportunities in analytics, data, cloud and security. Revenue from these offerings follows the specific revenue recognition policies for arrangements with multiple performance obligations and for each major category of revenue, depending on the type of offering, which are comprised of services, hardware and/or software.

To the extent that a product or service in multiple performance obligation arrangements is subject to other specific accounting guidance, such as leasing guidance, that product or service is accounted for in accordance with such specific guidance. For all other products or services in these arrangements, the criteria below are considered to determine when the products or services are distinct and how to allocate the arrangement consideration to each distinct performance obligation. A performance obligation is a promise in a contract with a client to transfer products or services that are distinct. If the company enters into two or more contracts at or near the same time, the contracts may be combined and accounted for as one contract, in which case the company determines whether the products or services in the combined contract are distinct. A product or service that is promised to a client is distinct if both of the following criteria are met:

•The client can benefit from the product or service either on its own or together with other resources that are readily available to the client (that is, the product or service is capable of being distinct); and

•The company’s promise to transfer the product or service to the client is separately identifiable from other promises in the contract (that is, the product or service is distinct within the context of the contract).

If these criteria are not met, the company determines an appropriate measure of progress based on the nature of its overall promise for the single performance obligation. When products and services are distinct, the arrangement consideration is allocated to each performance obligation on a relative standalone selling price basis. The revenue policies in the Services, Hardware and/or Software sections below are then applied to each performance obligation, as applicable.

To the extent the company grants the customer the option to acquire additional products or services in one of these arrangements, the company accounts for the option as a distinct performance obligation in the contract only if the option provides a material right to the customer that it would not receive without entering into the contract (e.g., a discount incremental to the range of discounts typically given for the product or service), in which case the client in effect pays in advance for the option to purchase future products or services. The company recognizes revenue when those future products or services are transferred or when the option expires.

Remaining Performance Obligations

The remaining performance obligation (RPO) disclosure provides the aggregate amount of the transaction price yet to be recognized as of the end of the reporting period and an explanation as to when the company expects to recognize these amounts in revenue. It is intended to be a statement of overall work under contract that has not yet been performed and does not include contracts in which the customer is not committed, such as certain as-a-Service, governmental, term software license and services offerings. The customer is not considered committed when they are able to terminate for convenience without payment of a substantive penalty. The disclosure includes estimates of variable consideration, except when the variable consideration is a sales-based or usage-based royalty promised in exchange for a license of intellectual property. Additionally, as a practical expedient, the company does not include contracts that have an original duration of one year or less. Remaining performance obligation estimates are subject to change and are affected by several factors, including terminations, changes in the scope of contracts, periodic revalidations, adjustments for revenue that has not materialized and adjustments for currency.

Services

The company’s primary services offerings include infrastructure services, including outsourcing, and other managed services; application management services; global process services (GPS); maintenance and support; and consulting, including the design and development of complex IT systems to a client’s specifications (e.g., design and build). Many of these services can be delivered entirely or partially through cloud or as-a-Service delivery models. The company’s services are provided on a time-and-material basis, as a fixed-price contract or as a fixed-price per measure of output contract and the contract terms range from less than one year to over 10 years.

In services arrangements, the company typically satisfies the performance obligation and recognizes revenue over time. In design and build arrangements, the performance obligation is satisfied over time either because the client controls the asset as it is created (e.g., when the asset is built at the customer site) or because the company’s performance does not create an asset with an alternative use and the company has an enforceable right to payment plus a reasonable profit for performance completed to date. In most other services arrangements, the performance obligation is satisfied over time because the client simultaneously receives and consumes the benefits provided as the company performs the services.

In outsourcing, other managed services, application management, GPS and other cloud-based services arrangements, the company determines whether the services performed during the initial phases of the arrangement, such as setup activities, are distinct. In most cases, the arrangement is a single performance obligation comprised of a series of distinct services that are substantially the same and that have the same pattern of transfer (i.e., distinct days of service). The company applies a measure of progress (typically time-based) to any fixed consideration and allocates variable consideration to the distinct periods of service based on usage. As a result, revenue is generally recognized over the period the services are provided on a usage basis. This results in revenue recognition that corresponds with the value to the client of the services transferred to date relative to the remaining services promised.

Revenue from time-and-material contracts is recognized on an output basis as labor hours are delivered and/or direct expenses are incurred. Revenue from as-a-Service type contracts, such as Infrastructure-as-a-Service, is recognized either on a straight-line basis or on a usage basis, depending on the terms of the arrangement (such as whether the company is standing ready to perform or whether the contract has usage-based metrics). If the as-a-Service contract includes setup activities, those promises in the arrangement are evaluated to determine if they are distinct.

Revenue related to maintenance and support services and extended warranty is recognized on a straight-line basis over the period of performance because the company is standing ready to provide services.

In fixed-price design and build contracts, revenue is recognized based on progress toward completion of the performance obligation using a cost-to-cost measure of progress (i.e., percentage-of-completion (POC) method of accounting). Revenue is recognized based on the labor costs incurred to date as a percentage of the total estimated labor costs to fulfill the contract. Due to the nature of the work performed in these arrangements, the estimation of cost at completion is complex, subject to many variables and requires significant judgment. Key factors reviewed by the company to estimate costs to complete each contract are future labor and product costs and expected productivity efficiencies. If circumstances arise that change the original estimates of revenues, costs, or extent of progress toward completion, revisions to the estimates are made. These revisions may result in increases or decreases in estimated revenues or costs, and such revisions are reflected in revenue on a cumulative catch-up basis in the period in which the circumstances that gave rise to the revision become known by the company. Refer to note O, “Revenue Recognition,” on pages 120 to 122 for the amount of revenue recognized in the reporting period on a cumulative catch-up basis (i.e., from performance obligations satisfied, or partially satisfied, in previous periods).

The company performs ongoing profitability analyses of its design and build services contracts accounted for using a cost-to-cost measure of progress in order to determine whether the latest estimates of revenues, costs and profits require updating. If at any time these estimates indicate that the contract will be unprofitable, the entire estimated loss for the remainder of the contract is recorded immediately. For other types of services contracts, any losses are recorded as incurred.

In some services contracts, the company bills the client prior to recognizing revenue from performing the services. Deferred income of $5,424 million and $5,870 million at December 31, 2018 and 2017, respectively, is included in the Consolidated Statement of Financial Position. In other services contracts, the company performs the services prior to billing the client. When the company performs services prior to billing the client in design and build contracts, the right to consideration is typically subject to milestone completion or client acceptance and, beginning January 1, 2018, the unbilled accounts receivable is classified as a contract asset. At December 31, 2018 and January 1, 2018, contract assets for services contracts of $421 million and $471 million, respectively, are included in prepaid expenses and other current assets in the Consolidated Statement of Financial Position. The remaining amount of unbilled accounts receivable of $1,075 million and $1,756 million at December 31, 2018 and 2017, respectively, is included in notes and accounts receivable-trade in the Consolidated Statement of Financial Position.

Billings usually occur in the month after the company performs the services or in accordance with specific contractual provisions.

Hardware

The company’s hardware offerings include the sale or lease of system servers and storage solutions. These products can also be delivered through as-a-Service or cloud delivery models, such as Storage-as-a-Service. The company also offers installation services for its more complex hardware products. Hardware offerings are often sold with distinct maintenance services, described under the Services section above.

Revenue from hardware sales is recognized when control has transferred to the customer which typically occurs when the hardware has been shipped to the client, risk of loss has transferred to the client and the company has a present right to payment for the hardware. In limited circumstances when a hardware sale includes client acceptance provisions, revenue is recognized either when client acceptance has been obtained, client acceptance provisions have lapsed, or the company has objective evidence that the criteria specified in the client acceptance provisions have been satisfied. Revenue from hardware sales-type leases is recognized at the beginning of the lease term. Revenue from rentals and operating leases is recognized on a straight-line basis over the term of the rental or lease.

Revenue from as-a-Service arrangements is recognized either on a straight-line basis or on a usage basis as described in the Services section above. Installation services are accounted for as distinct performance obligations with revenue recognized as the services are performed. Any cost of standard warranties is accrued when the corresponding revenue is recognized. Shipping and handling activities that occur after the client has obtained control of a product are accounted for as an activity to fulfill the promise to transfer the product rather than as an additional promised service and, therefore, no revenue is deferred and recognized over the shipping period.

Software

The company’s software offerings include solutions software, which contains many of the company’s strategic areas including analytics, data and security; transaction processing software, which primarily runs mission-critical systems for clients; integration software, which helps clients to create, connect and optimize their applications data and infrastructure; and, operating systems software, which provides operating systems for IBM Z and Power Systems hardware. Many of these offerings can be delivered entirely or partially through as-a-Service or cloud delivery models, while others are delivered as on-premise software licenses.

Revenue from perpetual (one-time charge) license software is recognized at a point in time at the inception of the arrangement when control transfers to the client, if the software license is distinct from the post-contract support offered by the company. In limited circumstances, when the software requires continuous updates to provide the intended functionality, the software license and post-contract support are not distinct and revenue for the single performance obligation is recognized over time as the post-contract support is provided. This is only applicable to certain security software perpetual licenses offered by the company. Prior to the adoption of the new revenue standard, the company recognized revenue for these software licenses at a point in time at the inception of the arrangement. This change did not have a material impact on the company’s financial statements.

Revenue from post-contract support is recognized over the contract term on a straight-line basis because the company is providing a service of standing ready to provide support, when-and-if needed, and is providing unspecified software upgrades on a when-and-if available basis over the contract term.

Revenue from software hosting or Software-as-a-Service arrangements is recognized either on a straight-line basis or on a usage basis as described in the Services section above. In software hosting arrangements, the rights provided to the client (e.g., ownership of a license, contract termination provisions and the feasibility of the client to operate the software) are considered in determining whether the arrangement includes a license. In arrangements that include a software license, the associated revenue is recognized in accordance with the software license recognition policy above rather than over time as a service.

Revenue from term license software is recognized at a point in time for the committed term of the contract (which is typically one month due to client termination rights). However, if the amount of consideration to be paid in exchange for the license depends on client usage, revenue is recognized when the usage occurs.

Financing

Financing income attributable to sales-type leases, direct financing leases and loans is recognized on the accrual basis using the effective interest method. Operating lease income is recognized on a straight-line basis over the term of the lease.

Standalone Selling Price

The company allocates the transaction price to each performance obligation on a relative standalone selling price basis. The standalone selling price (SSP) is the price at which the company would sell a promised product or service separately to a client. In most cases, the company is able to establish SSP based on the observable prices of products or services sold separately in comparable circumstances to similar clients. The company typically establishes a standalone selling price range for its products and services which are reassessed on a periodic basis or when facts and circumstances change.

In certain instances, the company may not be able to establish a SSP range based on observable prices and the company estimates SSP. The company estimates SSP by considering multiple factors including, but not limited to, overall market conditions, including geographic or regional specific factors, competitive positioning, competitor actions, internal costs, profit objectives and pricing practices. Additionally, in certain circumstances, the company may estimate SSP for a product or service by applying the residual approach. This approach has been most commonly used when certain perpetual software licenses are only sold bundled with one year of post-contract support and a price has not been established for the software. Estimating SSP is a formal process that includes review and approval by the company’s management.

Costs, Warranties, Shipping and Handling

Services Costs

Recurring operating costs for services contracts are recognized as incurred. For fixed-price design and build contracts, the costs of external hardware and software accounted for under the cost-to-cost measure of progress are deferred and recognized based on the labor costs incurred to date (i.e., the measure of progress), as a percentage of the total estimated labor costs to fulfill the contract as control transfers over time for these performance obligations. Certain eligible, nonrecurring costs incurred in the initial phases of outsourcing contracts and other cloud-based services contracts (i.e., setup costs) are capitalized when the costs relate directly to the contract, the costs generate or enhance resources of the company that will be used in satisfying the performance obligation in the future, and the costs are expected to be recovered. These costs consist of transition and setup costs related to the installation of systems and processes and other deferred fulfillment costs, including, prepaid assets used in services contracts (i.e., prepaid software or prepaid maintenance), and other deferred fulfillment costs eligible for capitalization. Capitalized costs are amortized on a straight-line basis over the expected period of benefit, which includes anticipated contract renewals or extensions, consistent with the transfer to the client of the services to which the asset relates. Additionally, fixed assets associated with these contracts are capitalized and depreciated on a straight-line basis over the expected useful life of the asset. If an asset is contract specific, then the depreciation period is the shorter of the useful life of the asset or the contract term. Amounts paid to clients in excess of the fair value of acquired assets used in outsourcing arrangements are deferred and amortized on a straight-line basis as a reduction of revenue over the expected period of benefit. The company performs periodic reviews to assess the recoverability of deferred contract transition and setup costs. This review is done by comparing the carrying amount of the asset to the remaining amount of consideration the company expects to receive for the services to which the asset relates, less the costs that relate directly to providing those services that have not yet been recognized. If the carrying amount is deemed not recoverable, an impairment loss is recognized. Refer to note O, “Revenue Recognition,” on pages 120 to 122 for the amount of deferred costs to fulfill a contract at December 31, 2018.

In situations in which an outsourcing contract is terminated, the terms of the contract may require the client to reimburse the company for the recovery of unbilled accounts receivable, unamortized deferred costs incurred to purchase specific assets utilized in the delivery of services and to pay any additional costs incurred by the company to transition the services.

Software Costs

Costs that are related to the conceptual formulation and design of licensed software programs are expensed as incurred to research, development and engineering expense; costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset. Capitalized amounts are amortized on a straight-line basis over periods ranging up to three years and are recorded in software cost within cost of sales. The company performs periodic reviews to ensure that unamortized program costs remain recoverable from future revenue. Costs to support or service licensed programs are charged to software cost within cost of sales as incurred.

The company capitalizes certain costs that are incurred to purchase or to create and implement internal-use software programs, including software coding, installation, testing and certain data conversions. Internal-use software programs also include software used by the company to deliver Software-as-a-Service when the client does not receive a license to the software and the company has no substantive plans to market the software externally. Capitalized costs are amortized on a straight-line basis over periods ranging up to three years and are recorded in selling, general and administrative expense or cost of sales, depending on whether the software is used by the company in revenue generating transactions.

Certain eligible, nonrecurring costs incurred in the initial phases of arrangements in which IBM provides Software-as-a-Service are deferred and amortized over the expected period of benefit, which includes anticipated contract renewals or extensions, consistent with the policy described for Services Costs. Recurring operating costs in these contracts are recognized as incurred.

Incremental Costs of Obtaining a Contract

Incremental costs of obtaining a contract (e.g., sales commissions) are capitalized and amortized on a straight-line basis over the expected customer relationship period if the company expects to recover those costs. The company previously expensed these costs as incurred. The expected customer relationship period is determined based on the average customer relationship period, including expected renewals, for each offering type and ranges from three to six years. Expected renewal periods are only included in the expected customer relationship period if commission amounts paid upon renewal are not commensurate with amounts paid on the initial contract. Incremental costs of obtaining a contract include only those costs the company incurs to obtain a contract that it would not have incurred if the contract had not been obtained. The company has determined that certain commissions programs meet the requirements to be capitalized. Some commission programs are not subject to capitalization as the commission expense is paid and recognized as the related revenue is recognized. Additionally, as a practical expedient, the company expenses costs to obtain a contract as incurred if the amortization period would have been a year or less. These costs are included in selling, general and administrative expenses.

Product Warranties

The company offers warranties for its hardware products that generally range up to three years, with the majority being either one or three years. Estimated costs for standard warranty terms are recognized when revenue is recorded for the related product. The company estimates its warranty costs standard to the product based on historical warranty claim experience and estimates of future spending, and applies this estimate to the revenue stream for products under warranty. Estimated future costs for warranties applicable to revenue recognized in the current period are charged to cost of sales. The warranty liability is reviewed quarterly to verify that it properly reflects the remaining obligation based on the anticipated expenditures over the balance of the obligation period. Adjustments are made when actual warranty claim experience differs from estimates. Costs from fixed-price support or maintenance contracts, including extended warranty contracts, are recognized as incurred.

Revenue from extended warranty contracts is initially recorded as deferred income and subsequently recognized on a straight-line basis over the delivery period because the company is providing a service of standing ready to provide services over such term. Changes in deferred income for extended warranty contracts, and in the warranty liability for standard warranties, which are included in other accrued expenses and liabilities and other liabilities in the Consolidated Statement of Financial Position, are presented in the following tables:

Shipping and Handling

Costs related to shipping and handling are recognized as incurred and included in cost in the Consolidated Statement of Earnings.

Selling, General and Administrative

Selling, General and Administrative

Selling, general and administrative (SG&A) expense is charged to income as incurred, except for certain sales commissions, which are capitalized and amortized as of January 1, 2018. For further information regarding capitalizing sales commissions, see “Incremental Costs of Obtaining a Contract” above. Expenses of promoting and selling products and services are classified as selling expense and, in addition to sales commissions, include such items as compensation, advertising and travel. General and administrative expense includes such items as compensation, legal costs, office supplies, non-income taxes, insurance and office rental. In addition, general and administrative expense includes other operating items such as an allowance for credit losses, workforce rebalancing charges for contractually obligated payments to employees terminated in the ongoing course of business, acquisition costs related to business combinations, amortization of certain intangible assets and environmental remediation costs.

Advertising and Promotional Expense

Advertising and Promotional Expense

The company expenses advertising and promotional costs as incurred. Cooperative advertising reimbursements from vendors are recorded net of advertising and promotional expense in the period in which the related advertising and promotional expense is incurred. Advertising and promotional expense, which includes media, agency and promotional expense, was $1,466 million, $1,445 million and $1,327 million in 2018, 2017 and 2016, respectively, and is recorded in SG&A expense in the Consolidated Statement of Earnings.

Research, Development and Engineering

Research, Development and Engineering

Research, development and engineering (RD&E) costs are expensed as incurred. Software costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset.

Intellectual Property and Custom Development Income

Intellectual Property and Custom Development Income

The company licenses and sells the rights to certain of its intellectual property (IP) including internally developed patents, trade secrets and technological know-how. Certain IP transactions to third parties are licensing/royalty-based and others are transaction-based sales/other transfers. Income from licensing arrangements is recognized at the inception of the license term if the nature of the company’s promise is to provide a right to use the company’s intellectual property as it exists at that point in time (i.e., the license is functional intellectual property) and control has transferred to the client. If the nature of the company’s promise is to provide a right to access the company’s intellectual property throughout the license period (i.e., the license is symbolic intellectual property), such as a trademark license, income is recognized over time. Licensing arrangements include IP partnerships whereby a business partner licenses source code from the company and becomes responsible for developing, maintaining and enhancing the product. The company retains its customers and go-to-market capability and any royalty cost due to the partner is recognized in cost of sales. The IP partner has the rights to market the product and its derivative works under its own brand and remits royalty to the company on those sales, which are recorded as royalty-based fees. Income from royalty-based fee arrangements is recognized at the later of when the subsequent sale or usage occurs or the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). Depending on the nature of the transaction, an IP partnership would be accounted for as a divestiture if the company concludes the transaction meets the definition of a business. The company also enters into cross-licensing arrangements of patents, and income from these arrangements is recognized when control transfers to the customer. In addition, the company earns income from certain custom development projects with strategic technology partners and specific clients. The company records the income from these projects over time as the company satisfies the performance obligation if the fee is nonrefundable and is not dependent upon the ultimate success of the project.

Other (Income) and Expense

Other (Income) and Expense

Other (income) and expense includes interest income (other than from Global Financing external transactions), gains and losses on certain derivative instruments, gains and losses from securities and other investments, gains and losses from certain real estate transactions, foreign currency transaction gains and losses, gains and losses from the sale of businesses, other than reported as discontinued operations, and amounts related to accretion of asset retirement obligations. Other (income) and expense also includes certain components of retirement-related costs, including interest costs, expected return on plan assets, amortization of prior service costs (credits), curtailments and settlements and other net periodic pension/post-retirement benefit costs.

Business Combinations and Intangible Assets Including Goodwill

Business Combinations and Intangible Assets Including Goodwill

The company accounts for business combinations using the acquisition method and accordingly, the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree are recorded at their acquisition date fair values. Goodwill represents the excess of the purchase price over the fair value of net assets, including the amount assigned to identifiable intangible assets. The primary drivers that generate goodwill are the value of synergies between the acquired entities and the company and the acquired assembled workforce, neither of which qualifies as a separately identifiable intangible asset. Goodwill recorded in an acquisition is assigned to applicable reporting units based on expected revenues. Identifiable intangible assets with finite lives are amortized over their useful lives. Amortization of completed technology is recorded in cost, and amortization of all other intangible assets is recorded in SG&A expense. Acquisition-related costs, including advisory, legal, accounting, valuation and other costs, are expensed in the periods in which the costs are incurred. The results of operations of acquired businesses are included in the Consolidated Financial Statements from the acquisition date.

Impairment

Impairment

Long-lived assets, other than goodwill and indefinite-lived intangible assets, are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment test is based on undiscounted cash flows and, if impaired, the asset is written down to fair value based on either discounted cash flows or appraised values. Goodwill and indefinite-lived intangible assets are tested at least annually, in the fourth quarter, for impairment and whenever changes in circumstances indicate an impairment may exist. The goodwill impairment test is performed by reporting unit, which is an operating segment, a component or multiple components of an operating segment. A component meets the definition of a reporting unit if it is one level below an operating segment, is considered to be a business with discrete financial information available and is regularly reviewed by segment management. Components are aggregated as a single reporting unit if they have similar economic characteristics.

Depreciation and Amortization

Depreciation and Amortization

Property, plant and equipment are carried at cost and depreciated over their estimated useful lives using the straight-line method. The estimated useful lives of certain depreciable assets are as follows: buildings, 30 to 50 years; building equipment, 10 to 20 years; land improvements, 20 years; production, engineering, office and other equipment, 2 to 20 years; and information technology equipment, 1.5 to 5 years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term, rarely exceeding 25 years.

As noted on page 80 within “Software Costs,” capitalized software costs are amortized on a straight-line basis over periods ranging up to 3 years. Other intangible assets are amortized over periods between 1 and 7 years.

Environmental

Environmental

The cost of internal environmental protection programs that are preventative in nature are expensed as incurred. When a cleanup program becomes likely, and it is probable that the company will incur cleanup costs and those costs can be reasonably estimated, the company accrues remediation costs for known environmental liabilities. The company’s maximum exposure for all environmental liabilities cannot be estimated and no amounts are recorded for environmental liabilities that are not probable or estimable.

Asset Retirement Obligations

Asset Retirement Obligations

Asset retirement obligations (ARO) are legal obligations associated with the retirement of long-lived assets. These liabilities are initially recorded at fair value and the related asset retirement costs are capitalized by increasing the carrying amount of the related assets by the same amount as the liability. Asset retirement costs are subsequently depreciated over the useful lives of the related assets. Subsequent to initial recognition, the company records period-to-period changes in the ARO liability resulting from the passage of time in interest expense and revisions to either the timing or the amount of the original expected cash flows to the related assets.

Defined Benefit Pension and Nonpension Postretirement Benefit Plans, Defined Contribution Plans

Defined Benefit Pension and Nonpension Postretirement Benefit Plans

The funded status of the company’s defined benefit pension plans and nonpension postretirement benefit plans (retirement-related benefit plans) is recognized in the Consolidated Statement of Financial Position. The funded status is measured as the difference between the fair value of plan assets and the benefit obligation at December 31, the measurement date. For defined benefit pension plans, the benefit obligation is the projected benefit obligation (PBO), which represents the actuarial present value of benefits expected to be paid upon retirement based on employee services already rendered and estimated future compensation levels. For the nonpension postretirement benefit plans, the benefit obligation is the accumulated postretirement benefit obligation (APBO), which represents the actuarial present value of postretirement benefits attributed to employee services already rendered. The fair value of plan assets represents the current market value of assets held in an irrevocable trust fund, held for the sole benefit of participants, which are invested by the trust fund. Overfunded plans, with the fair value of plan assets exceeding the benefit obligation, are aggregated and recorded as a prepaid pension asset equal to this excess. Underfunded plans, with the benefit obligation exceeding the fair value of plan assets, are aggregated and recorded as a retirement and nonpension postretirement benefit obligation equal to this excess.

The current portion of the retirement and nonpension post-retirement benefit obligations represents the actuarial present value of benefits payable in the next 12 months exceeding the fair value of plan assets, measured on a plan-by-plan basis. This obligation is recorded in compensation and benefits in the Consolidated Statement of Financial Position.

Net periodic pension and nonpension postretirement benefit cost/(income) is recorded in the Consolidated Statement of Earnings and includes service cost, interest cost, expected return on plan assets, amortization of prior service costs/(credits) and (gains)/losses previously recognized as a component of OCI and amortization of the net transition asset remaining in accumulated other comprehensive income/(loss) (AOCI). Service cost represents the actuarial present value of participant benefits earned in the current year. Interest cost represents the time value of money cost associated with the passage of time. Certain events, such as changes in the employee base, plan amendments and changes in actuarial assumptions, result in a change in the benefit obligation and the corresponding change in OCI. The result of these events is amortized as a component of net periodic cost/(income) over the service lives or life expectancy of the participants, depending on the plan, provided such amounts exceed thresholds which are based upon the benefit obligation or the value of plan assets. The service cost component of net benefit cost is recorded in Cost, SG&A and RD&E in the Consolidated Statement of Earnings (unless eligible for capitalization) based on the employees’ respective functions. The other components of net benefit cost are presented separately from service cost within other (income) and expense in the Consolidated Statement of Earnings. Refer to note B, “Accounting Changes,” on pages 89 to 91, for additional information on the presentation change relating to pension costs beginning on January 1, 2018.

(Gains)/losses and prior service costs/(credits) are not recognized as a component of net periodic cost/(income) in the Consolidated Statement of Earnings as they arise, but are recognized as a component of OCI in the Consolidated Statement of Comprehensive Income. Those (gains)/losses and prior service costs/(credits) are subsequently recognized as a component of net periodic cost/(income) pursuant to the recognition and amortization provisions of applicable accounting guidance. (Gains)/losses arise as a result of differences between actual experience and assumptions or as a result of changes in actuarial assumptions. Prior service costs/(credits) represent the cost of benefit changes attributable to prior service granted in plan amendments.

The measurement of benefit obligations and net periodic cost/(income) is based on estimates and assumptions approved by the company’s management. These valuations reflect the terms of the plans and use participant-specific information such as compensation, age and years of service, as well as certain assumptions, including estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates.

Defined Contribution Plans

The company’s contribution for defined contribution plans is recorded when the employee renders service to the company. The charge is recorded in Cost, SG&A and RD&E in the Consolidated Statement of Earnings based on the employees’ respective functions.

Assumptions Used to Determine Plan Financial Information

Underlying both the measurement of benefit obligations and net periodic (income)/cost are actuarial valuations. These valuations use participant-specific information such as salary, age and years of service, as well as certain assumptions, the most significant of which include estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates. The company evaluates these assumptions, at a minimum, annually, and makes changes as necessary.

Discount Rate

The discount rate assumptions used for retirement-related benefit plans accounting reflect the yields available on high-quality, fixed-income debt instruments at the measurement date. For the U.S. and certain non-U.S. countries, a portfolio of high-quality corporate bonds is used to construct a yield curve. The cash flows from the company’s expected benefit obligation payments are then matched to the yield curve to derive the discount rates. In other non-U.S. countries, where the markets for high-quality long-term bonds are not generally as well developed, a portfolio of long-term government bonds is used as a base, to which a credit spread is added to simulate corporate bond yields at these maturities in the jurisdiction of each plan, as the benchmark for developing the respective discount rates.

Expected Long-Term Returns on Plan Assets

Expected returns on plan assets, a component of net periodic (income)/cost, represent the expected long-term returns on plan assets based on the calculated market-related value of plan assets. Expected long-term returns on plan assets take into account long-term expectations for future returns and the investment policies and strategies as described on pages 135 and 136. These rates of return are developed by the company and are tested for reasonableness against historical returns. The use of expected long-term returns on plan assets may result in recognized pension income that is greater or less than the actual returns of those plan assets in any given year. Over time, however, the expected long-term returns are designed to approximate the actual long-term returns, and therefore result in a pattern of income and cost recognition that more closely matches the pattern of the services provided by the employees. Differences between actual and expected returns are recognized as a component of net loss or gain in AOCI, which is amortized as a component of net periodic (income)/cost over the service lives or life expectancy of the plan participants, depending on the plan, provided such amounts exceed certain thresholds provided by accounting standards. The market-related value of plan assets recognizes changes in the fair value of plan assets systematically over a five-year period in the expected return on plan assets line in net periodic (income)/cost.

Rate of Compensation Increases and Mortality Rate

The rate of compensation increases is determined by the company, based upon its long-term plans for such increases. The rate of compensation increase is not applicable to the U.S. defined benefit pension plans as benefit accruals ceased December 31, 2007 for all participants. Mortality rate assumptions are based on life expectancy and death rates for different types of participants. Mortality rates are periodically updated based on actual experience. In the U.S., the Society of Actuaries released new mortality tables in 2014 and updated them in each of the years 2015 to 2018. The company utilized these tables in its plan remeasurements at December 31, 2018 and 2017. For the U.S. retirement-related plans, the change in mortality assumptions resulted in a decrease to the plan benefit obligations of $27 million and $345 million at December 31, 2018 and 2017.

Interest Crediting Rate

Benefits for certain participants in the PPP are calculated using a cash balance formula. An assumption underlying this formula is an interest crediting rate, which impacts both net periodic (income)/cost and the PBO. This assumption provides a basis for projecting the expected interest rate that participants will earn on the benefits that they are expected to receive in the following year and is based on the average from August to October of the one-year U.S. Treasury Constant Maturity yield plus one percent.

Plan Assets

Retirement-related benefit plan assets are recognized and measured at fair value. Because of the inherent uncertainty of valuations, these fair value measurements may not necessarily reflect the amounts the company could realize in current market transactions.

Investment Policies and Strategies

The investment objectives of the Qualified PPP portfolio are designed to generate returns that will enable the plan to meet its future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors described previously on pages 134 and 135. The Qualified PPP portfolio’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could cause the plan to become underfunded, thereby increasing its dependence on contributions from the company. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. During 2016 and 2017, the company changed its investment strategy, modifying the target allocation primarily by reducing equity securities and increasing debt securities. These changes were designed to reduce the potential negative impact that equity markets might have on the funded status of the plan. There were no significant changes to investment strategy made in 2018 or planned for 2019. The Qualified PPP portfolio’s target allocation is 12 percent equity securities, 80 percent fixed-income securities, 4 percent real estate and 4 percent other investments.

The assets are managed by professional investment firms and investment professionals who are employees of the company. They are bound by investment mandates determined by the company’s management and are measured against specific benchmarks. Among these managers, consideration is given, but not limited to, balancing security concentration, issuer concentration, investment style and reliance on particular active and passive investment strategies.

Derivatives are used as an effective means to achieve investment objectives and/or as a component of the plan’s risk management strategy. The primary reasons for the use of derivatives are fixed income management, including duration, interest rate management and credit exposure, cash equitization and to manage currency strategies.

Outside the U.S., the investment objectives are similar to those described previously, subject to local regulations. The weighted-average target allocation for the non-U.S. plans is 24 percent equity securities, 60 percent fixed-income securities, 4 percent real estate and 12 percent other investments, which is consistent with the allocation decisions made by the company’s management. In some countries, a higher percentage allocation to fixed income is required to manage solvency and funding risks. In others, the responsibility for managing the investments typically lies with a board that may include up to 50 percent of members elected by employees and retirees. This can result in slight differences compared with the strategies previously described. Generally, these non-U.S. plans do not invest in illiquid assets and their use of derivatives is consistent with the U.S. plan and mainly for currency hedging, interest rate risk management, credit exposure and alternative investment strategies.

The company’s nonpension postretirement benefit plans are underfunded or unfunded. For some plans, the company maintains a nominal, highly liquid trust fund balance to ensure timely benefit payments.

Valuation Techniques

The following is a description of the valuation techniques used to measure plan assets at fair value. There were no changes in valuation techniques during 2018 and 2017.

Equity securities are valued at the closing price reported on the stock exchange on which the individual securities are traded. IBM common stock is valued at the closing price reported on the New York Stock Exchange. Mutual funds are typically valued based on quoted market prices. These assets are generally classified as Level 1.

The fair value of fixed-income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as Level 2. If available, they are valued using the closing price reported on the major market on which the individual securities are traded.

Cash includes money market accounts that are valued at their cost plus interest on a daily basis, which approximates fair value. Short-term investments represent securities with original maturities of one year or less. These assets are classified as Level 1 or Level 2.

Real estate valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data, including appraisals, to determine if the carrying value of these assets should be adjusted. These assets are classified as Level 3.

Exchange traded derivatives are valued at the closing price reported on the exchange on which the individual securities are traded, while forward contracts are valued using a mid-close price. Over-the-counter derivatives are typically valued using pricing models. The models require a variety of inputs, including, for example, yield curves, credit curves, measures of volatility and foreign exchange rates. These assets are classified as Level 1 or Level 2 depending on availability of quoted market prices.

Certain investments are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient. These investments, which include commingled funds, hedge funds, private equity and real estate partnerships, are typically valued using the NAV provided by the administrator of the fund and reviewed by the company. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding.

Contributions

Defined Benefit Pension Plans

It is the company’s general practice to fund amounts for pensions sufficient to meet the minimum requirements set forth in applicable employee benefits laws and local tax laws. From time to time, the company contributes additional amounts as it deems appropriate.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation represents the cost related to stock-based awards granted to employees. The company measures stock-based compensation cost at the grant date, based on the estimated fair value of the award and recognizes the cost on a straight-line basis (net of estimated forfeitures) over the employee requisite service period. The company grants its employees Restricted Stock Units (RSUs), including Retention Restricted Stock Units (RRSUs) and Performance Share Units (PSUs) and periodically grants stock options. RSUs are stock awards granted to employees that entitle the holder to shares of common stock as the award vests, typically over a one- to five-year period. The fair value of the awards is determined and fixed on the grant date based on the company’s stock price, adjusted for the exclusion of dividend equivalents. The company estimates the fair value of stock options using a Black-Scholes valuation model. Stock-based compensation cost is recorded in Cost, SG&A, and RD&E in the Consolidated Statement of Earnings based on the employees’ respective functions.

The company records deferred tax assets for awards that result in deductions on the company’s income tax returns, based on the amount of compensation cost recognized and the statutory tax rate in the jurisdiction in which it will receive a deduction. The differences between the deferred tax assets recognized for financial reporting purposes and the actual tax deduction reported on the income tax return are recorded as a benefit or expense to the provision for income taxes in the Consolidated Statement of Earnings.

The fair value of such RSUs is determined and fixed on the grant date based on the company’s stock price adjusted for the exclusion of dividend equivalents.

The fair value of each PSU is determined on the grant date, based on the company’s stock price, adjusted for the exclusion of dividend equivalents, and assumes that performance targets will be achieved. Over the performance period, the number of shares of stock that will be issued is adjusted upward or downward based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets.

The company estimates the fair value of stock options at the date of grant using the Black-Scholes valuation model. Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the company’s stock, the risk-free rate and the company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the company.

Income Taxes

Income Taxes

Income tax expense is based on reported income before income taxes. Deferred income taxes reflect the tax effect of temporary differences between asset and liability amounts that are recognized for financial reporting purposes and the amounts that are recognized for income tax purposes. These deferred taxes are measured by applying currently enacted tax laws. Valuation allowances are recognized to reduce deferred tax assets to the amount that will more likely than not be realized. In assessing the need for a valuation allowance, management considers all available evidence for each jurisdiction including past operating results, estimates of future taxable income and the feasibility of ongoing tax planning strategies. When the company changes its determination as to the amount of deferred tax assets that can be realized, the valuation allowance is adjusted with a corresponding impact to income tax expense in the period in which such determination is made.

The company recognizes tax liabilities when, despite the company’s belief that its tax return positions are supportable, the company believes that certain positions may not be fully sustained upon review by tax authorities. Benefits from tax positions are measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. The current portion of tax liabilities is included in taxes and the noncurrent portion of tax liabilities is included in other liabilities in the Consolidated Statement of Financial Position. To the extent that new information becomes available which causes the company to change its judgment regarding the adequacy of existing tax liabilities, such changes to tax liabilities will impact income tax expense in the period in which such determination is made. Interest and penalties, if any, related to accrued liabilities for potential tax assessments are included in income tax expense.

The U.S. Tax Cuts and Jobs Act introduced GILTI, which subjects a U.S. shareholder to current tax on income earned by certain foreign subsidiaries. The Financial Accounting Standards Board (FASB) allows companies to either (1) recognize deferred taxes for temporary differences that are expected to reverse as GILTI in future years (deferred method) or (2) account for taxes on GILTI as period costs in the year the tax is incurred (period method). The company elected the deferred method and in order to record the initial deferred taxes for GILTI, the company estimated the impact of foreign temporary differences on GILTI in future years. This included consideration of statutory limitation impacts on the GILTI calculation.

Translation of Non-U.S. Currency Amounts

Translation of Non-U.S. Currency Amounts

Assets and liabilities of non-U.S. subsidiaries that have a local functional currency are translated to U.S. dollars at year-end exchange rates. Translation adjustments are recorded in OCI. Income and expense items are translated at weighted-average rates of exchange prevailing during the year.

Inventories, property, plant and equipment—net and other non-monetary assets and liabilities of non-U.S. subsidiaries and branches that operate in U.S. dollars are translated at the approximate exchange rates prevailing when the company acquired the assets or liabilities. All other assets and liabilities denominated in a currency other than U.S. dollars are translated at year-end exchange rates with the transaction gain or loss recognized in other (income) and expense. Income and expense items are translated at the weighted-average rates of exchange prevailing during the year. These translation gains and losses are included in net income for the period in which exchange rates change.

Derivative Financial Instruments

Derivative Financial Instruments

Derivatives are recognized in the Consolidated Statement of Financial Position at fair value and are reported in prepaid expenses and other current assets, investments and sundry assets, other accrued expenses and liabilities or other liabilities. Classification of each derivative as current or noncurrent is based upon whether the maturity of the instrument is less than or greater than 12 months. To qualify for hedge accounting, the company requires that the instruments be effective in reducing the risk exposure that they are designated to hedge. For instruments that hedge cash flows, hedge designation criteria also require that it be probable that the underlying transaction will occur. Instruments that meet established accounting criteria are formally designated as hedges. These criteria demonstrate that the derivative is expected to be highly effective at offsetting changes in fair value or cash flows of the underlying exposure both at inception of the hedging relationship and on an ongoing basis. The method of assessing hedge effectiveness and measuring hedge results is formally documented at hedge inception. The company assesses hedge effectiveness and measures hedge results at least quarterly throughout the designated hedge period.

The company’s policy is to recognize all fair value changes in amounts excluded from effectiveness testing in net income each period.

Where the company applies hedge accounting, the company designates each derivative as a hedge of: (1) the fair value of a recognized financial asset or liability, or of an unrecognized firm commitment (fair value hedge attributable to interest rate or foreign currency risk); (2) the variability of anticipated cash flows of a forecasted transaction, or the cash flows to be received or paid related to a recognized financial asset or liability (cash flow hedge attributable to interest rate or foreign currency risk); or (3) a hedge of a long-term investment (net investment hedge) in a foreign operation. In addition, the company may enter into derivative contracts that economically hedge certain of its risks, even though hedge accounting does not apply or the company elects not to apply hedge accounting. In these cases, there exists a natural hedging relationship in which changes in the fair value of the derivative, which are recognized currently in net income, act as an economic offset to changes in the fair value of the underlying hedged item(s).

Changes in the fair value of a derivative that is designated as a fair value hedge, along with offsetting changes in the fair value of the underlying hedged exposure, are recorded in earnings each period. For hedges of interest rate risk, the fair value adjustments are recorded as adjustments to interest expense and cost of financing in the Consolidated Statement of Earnings. For hedges of currency risk associated with recorded financial assets or liabilities, derivative fair value adjustments are recognized in other (income) and expense in the Consolidated Statement of Earnings. Changes in the fair value of a derivative that is designated as a cash flow hedge are recorded, net of applicable taxes, in OCI, in the Consolidated Statement of Comprehensive Income. When net income is affected by the variability of the underlying cash flow, the applicable offsetting amount of the gain or loss from the derivative that is deferred in AOCI is released to net income and reported in interest expense, cost, SG&A expense or other (income) and expense in the Consolidated Statement of Earnings based on the nature of the underlying cash flow hedged. Effectiveness for net investment hedging derivatives is measured on a spot-to-spot basis. Changes in the fair value of highly effective net investment hedging derivatives and other non-derivative financial instruments designated as net investment hedges are recorded as foreign currency translation adjustments in AOCI. Changes in the fair value of the portion of a net investment hedging derivative excluded from the assessment of effectiveness are recorded in interest expense and cost of financing. If the underlying hedged item in a fair value hedge ceases to exist, all changes in the fair value of the derivative are included in net income each period until the instrument matures. When the derivative transaction ceases to exist, a hedged asset or liability is no longer adjusted for changes in its fair value except as required under other relevant accounting standards.

Derivatives that are not designated as hedges are recorded in earnings for each period and are primarily reported in other (income) and expense. When a cash flow hedging relationship is discontinued, the net gain or loss in AOCI must generally remain in AOCI until the item that was hedged affects earnings. However, when it is probable that a forecasted transaction will not occur by the end of the originally specified time period or within an additional two-month period thereafter, the net gain or loss in AOCI must be reclassified into earnings immediately.

The company reports cash flows arising from derivative financial instruments designated as fair value or cash flow hedges consistent with the classification of cash flows from the underlying hedged items that these derivatives are hedging. Accordingly, the cash flows associated with derivatives designated as fair value or cash flow hedges are classified in cash flows from operating activities in the Consolidated Statement of Cash Flows. Cash flows from derivatives designated as net investment hedges and derivatives that do not qualify as hedges are reported in cash flows from investing activities in the Consolidated Statement of Cash Flows. For currency swaps designated as hedges of foreign currency denominated debt (included in the company’s debt risk management program as addressed in note D, “Financial Instruments,” on pages 95 to 102), cash flows directly associated with the settlement of the principal element of these swaps are reported in payments to settle debt in cash flows from financing activities in the Consolidated Statement of Cash Flows.

The company operates in multiple functional currencies and is a significant lender and borrower in the global markets. In the normal course of business, the company is exposed to the impact of interest rate changes and foreign currency fluctuations, and to a lesser extent equity and commodity price changes and client credit risk. The company limits these risks by following established risk management policies and procedures, including the use of derivatives, and, where cost effective, financing with debt in the currencies in which assets are denominated. For interest rate exposures, derivatives are used to better align rate movements between the interest rates associated with the company’s lease and other financial assets and the interest rates associated with its financing debt. Derivatives are also used to manage the related cost of debt. For foreign currency exposures, derivatives are used to better manage the cash flow volatility arising from foreign exchange rate fluctuations.

As a result of the use of derivative instruments, the company is exposed to the risk that counterparties to derivative contracts will fail to meet their contractual obligations. To mitigate the counterparty credit risk, the company has a policy of only entering into contracts with carefully selected major financial institutions based upon their overall credit profile. The company’s established policies and procedures for mitigating credit risk on principal transactions include reviewing and establishing limits for credit exposure and continually assessing the creditworthiness of counterparties. The right of setoff that exists under certain of these arrangements enables the legal entities of the company subject to the arrangement to net amounts due to and from the counterparty reducing the maximum loss from credit risk in the event of counterparty default.

The company is also a party to collateral security arrangements with most of its major derivative counterparties. These arrangements require the company to hold or post collateral (cash or U.S. Treasury securities) when the derivative fair values exceed contractually established thresholds. Posting thresholds can be fixed or can vary based on credit default swap pricing or credit ratings received from the major credit agencies.

Full collateralization of these agreements would be required in the event that the company’s credit rating falls below investment grade or if its credit default swap spread exceeds 250 basis points, as applicable, pursuant to the terms of the collateral security arrangements.

In the Consolidated Statement of Financial Position, the company does not offset derivative assets against liabilities in master netting arrangements nor does it offset receivables or payables recognized upon payment or receipt of cash collateral against the fair values of the related derivative instruments.

The company restricts the use of cash collateral received to rehypothecation, and therefore reports it in restricted cash in the Consolidated Statement of Financial Position.

The company may employ derivative instruments to hedge the volatility in stockholders’ equity resulting from changes in currency exchange rates of significant foreign subsidiaries of the company with respect to the U.S. dollar. These instruments, designated as net investment hedges, expose the company to liquidity risk as the derivatives have an immediate cash flow impact upon maturity which is not offset by a cash flow from the translation of the underlying hedged equity. The company monitors this cash loss potential on an ongoing basis and may discontinue some of these hedging relationships by de-designating or terminating the derivative instrument in order to manage the liquidity risk. Although not designated as accounting hedges, the company may utilize derivatives to offset the changes in the fair value of the de-designated instruments from the date of de-designation until maturity.

In its hedging programs, the company uses forward contracts, futures contracts, interest-rate swaps, cross-currency swaps, and options depending upon the underlying exposure. The company is not a party to leveraged derivative instruments.

The company issues debt in the global capital markets to fund its operations and financing business. Access to cost-effective financing can result in interest rate mismatches with the underlying assets. To manage these mismatches and to reduce overall interest cost, the company may use interest-rate swaps to convert specific fixed-rate debt issuances into variable-rate debt (i.e., fair value hedges) and to convert specific variable-rate debt issuances into fixed-rate debt (i.e., cash flow hedges).

The company is exposed to interest rate volatility on future debt issuances. To manage this risk, the company may use instruments such as forward starting interest-rate swaps to lock in the rate on the interest payments related to the forecasted debt issuances. These swaps are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is 30 years.

A large portion of the company’s foreign currency denominated debt portfolio is designated as a hedge of net investment in foreign subsidiaries to reduce the volatility in stockholders’ equity caused by changes in foreign currency exchange rates in the functional currency of major foreign subsidiaries with respect to the U.S. dollar. The company also uses cross-currency swaps and foreign exchange forward contracts for this risk management purpose.

The company’s operations generate significant nonfunctional currency, third-party vendor payments and intercompany payments for royalties and goods and services among the company’s non-U.S. subsidiaries and with the company. In anticipation of these foreign currency cash flows and in view of the volatility of the currency markets, the company selectively employs foreign exchange forward contracts to manage its currency risk. These forward contracts are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is four years.

The company is exposed to exchange rate volatility on foreign currency denominated debt. To manage this risk, the company employs cross-currency swaps to convert fixed-rate foreign currency denominated debt to fixed-rate debt denominated in the functional currency of the borrowing entity. These swaps are accounted for as cash flow hedges. The maximum length of time over which the company has hedged its exposure to the variability in future cash flows is approximately ten years.

The company uses its Global Treasury Centers to manage the cash of its subsidiaries. These centers principally use currency swaps to convert cash flows in a cost-effective manner. In addition, the company uses foreign exchange forward contracts to economically hedge, on a net basis, the foreign currency exposure of a portion of the company’s nonfunctional currency assets and liabilities. The terms of these forward and swap contracts are generally less than one year. The changes in the fair values of these contracts and of the underlying hedged exposures are generally offsetting and are recorded in other (income) and expense in the Consolidated Statement of Earnings.

The company is exposed to market price changes in certain broad market indices and in the company’s own stock primarily related to certain obligations to employees. Changes in the overall value of these employee compensation obligations are recorded in SG&A expense in the Consolidated Statement of Earnings. Although not designated as accounting hedges, the company utilizes derivatives, including equity swaps and futures, to economically hedge the exposures related to its employee compensation obligations. The derivatives are linked to the total return on certain broad market indices or the total return on the company’s common stock, and are recorded at fair value with gains or losses also reported in SG&A expense in the Consolidated Statement of Earnings.

The company may hold warrants to purchase shares of common stock in connection with various investments that are deemed derivatives because they contain net share or net cash settlement provisions. The company records the changes in the fair value of these warrants in other (income) and expense in the Consolidated Statement of Earnings.

The company is exposed to a potential loss if a client fails to pay amounts due under contractual terms. The company may utilize credit default swaps to economically hedge its credit exposures. The swaps are recorded at fair value with gains and losses reported in other (income) and expense in the Consolidated Statement of Earnings.

The company is exposed to market volatility on certain investment securities. The company may utilize options or forwards to economically hedge its market exposure. The derivatives are recorded at fair value with gains and losses reported in other (income) and expense in the Consolidated Statement of Earnings.

Financial Instruments and Fair Value Measurement

Financial Instruments

In determining the fair value of its financial instruments, the company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. See note D, “Financial Instruments,” on pages 95 to 102 for further information. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Fair Value Measurement

Accounting guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Under this guidance, the company is required to classify certain assets and liabilities based on the following fair value hierarchy:

•	Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 — Unobservable inputs for the asset or liability.

The guidance requires the use of observable market data if such data is available without undue cost and effort.

When available, the company uses unadjusted quoted market prices in active markets to measure the fair value and classifies such items as Level 1. If quoted market prices are not available, fair value is based upon internally developed models that use current market-based or independently sourced market parameters such as interest rates and currency rates. Items valued using internally generated models are classified according to the lowest level input or value driver that is significant to the valuation.

The determination of fair value considers various factors including interest rate yield curves and time value underlying the financial instruments. For derivatives and debt securities, the company uses a discounted cash flow analysis using discount rates commensurate with the duration of the instrument.

In determining the fair value of financial instruments, the company considers certain market valuation adjustments to the “base valuations” calculated using the methodologies described below for several parameters that market participants would consider in determining fair value:

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Counterparty credit risk adjustments are applied to financial instruments, taking into account the actual credit risk of a counterparty as observed in the credit default swap market to determine the true fair value of such an instrument.

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Credit risk adjustments are applied to reflect the company’s own credit risk when valuing all liabilities measured at fair value. The methodology is consistent with that applied in developing counterparty credit risk adjustments, but incorporates the company’s own credit risk as observed in the credit default swap market.

As an example, the fair value of derivatives is derived utilizing a discounted cash flow model that uses observable market inputs such as known notional value amounts, yield curves, spot and forward exchange rates as well as discount rates. These inputs relate to liquid, heavily traded currencies with active markets which are available for the full term of the derivative.

Certain assets that are measured at fair value on a recurring basis can be subject to nonrecurring fair value measurements. These assets include available-for-sale debt securities that are deemed to be other-than-temporarily impaired. In the event of an other-than-temporary impairment of a debt security, fair value is measured using a model described above.

Certain non-financial assets such as property, plant and equipment, land, goodwill and intangible assets are also subject to nonrecurring fair value measurements if they are deemed to be impaired. The impairment models used for nonfinancial assets depend on the type of asset.

Accounting guidance permits the measurement of eligible financial assets, financial liabilities and firm commitments at fair value, on an instrument-by-instrument basis, that are otherwise not permitted to be accounted for at fair value under other accounting standards. This election is irrevocable. The company has not applied the fair value option to any eligible assets or liabilities.

Short-Term Receivables and Payables

Notes and other accounts receivable and other investments are financial assets with carrying values that approximate fair value. Accounts payable, other accrued expenses and short-term debt (excluding the current portion of long-term debt) are financial liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy, except for short-term debt, which would be classified as Level 2.

Loans and Long-Term Receivables

Fair values are based on discounted future cash flows using current interest rates offered for similar loans to clients with similar credit ratings for the same remaining maturities.

If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

Long-Term Debt

Fair value of publicly traded long-term debt is based on quoted market prices for the identical liability when traded as an asset in an active market. For other long-term debt for which a quoted market price is not available, an expected present value technique that uses rates currently available to the company for debt with similar terms and remaining maturities is used to estimate fair value.

If measured at fair value in the financial statements, long-term debt (including the current portion) would be classified as Level 2 in the fair value hierarchy.

Cash Equivalents	Cash Equivalents All highly liquid investments with maturities of three months or less at the date of purchase are considered to be cash equivalents.
Marketable Securities

Marketable Securities

Effective January 1, 2018, with the adoption of the new FASB guidance on recognition, measurement, presentation and disclosure of financial instruments, the company measures equity investments at fair value with changes recognized in net income.

Debt securities included in current assets represent securities that are expected to be realized in cash within one year of the balance sheet date. Long-term debt securities that are not expected to be realized in cash within one year and alliance equity securities are included in investments and sundry assets. Debt securities are considered available for sale and are reported at fair value with unrealized gains and losses, net of applicable taxes, in OCI. The realized gains and losses for available-for-sale debt securities are included in other (income) and expense in the Consolidated Statement of Earnings. Realized gains and losses are calculated based on the specific identification method.

In determining whether an other-than-temporary decline in market value has occurred, the company considers the duration that, and extent to which, the fair value of the investment is below its cost, the financial condition and near-term prospects of the issuer or underlying collateral of a security; and the company’s intent and ability to retain the security in order to allow for an anticipated recovery in fair value. Other-than-temporary declines in fair value from amortized cost for available-for-sale debt securities that the company intends to sell or would more likely than not be required to sell before the expected recovery of the amortized cost basis are charged to other (income) and expense in the period in which the loss occurs. For debt securities that the company has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in other (income) and expense, while the remaining loss is recognized in OCI. The credit loss component recognized in other (income) and expense is identified as the amount of the principal cash flows not expected to be received over the remaining term of the debt security as projected using the company’s cash flow projections.

Inventories

Inventories

Raw materials, work in process and finished goods are stated at the lower of average cost or net realizable value. Cash flows related to the sale of inventories are reflected in net cash provided by operating activities in the Consolidated Statement of Cash Flows.

Allowance for Credit Losses and Contract Assets and Notes and Accounts Receivable - Trade

Allowance for Credit Losses

Receivables are recorded concurrent with billing and shipment of a product and/or delivery of a service to customers. A reasonable estimate of probable net losses on the value of customer receivables is recognized by establishing an allowance for credit losses.

Contract Assets and Notes and Accounts Receivable — Trade

As of January 1, 2018, the company classifies the right to consideration in exchange for products or services transferred to a client as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional as compared to a contract asset which is a right to consideration that is conditional upon factors other than the passage of time. The majority of the company’s contract assets represent unbilled amounts related to design and build services contracts when the cost-to-cost method of revenue recognition is utilized, revenue recognized exceeds the amount billed to the client, and the right to consideration is subject to milestone completion or client acceptance. Contract assets are generally classified as current and are recorded on a net basis with deferred income (i.e., contract liabilities) at the contract level. At December 31, 2018 and January 1, 2018 contract assets of $470 million and $557 million, respectively, are included in prepaid expenses and other current assets in the Consolidated Statement of Financial Position. At December 31, 2017, these assets were classified as notes and accounts receivable–trade in the Consolidated Statement of Financial Position.

An allowance for contract assets, if needed, and uncollectible trade receivables is estimated based on a combination of write-off history, aging analysis and any specific, known troubled accounts.

Factored Receivables

Factored Receivables

The company enters into various factoring agreements with third-party financial institutions to sell its receivables (includes notes and accounts receivable–trade, financing receivables and other accounts receivables) under nonrecourse agreements. Accounts receivable sales arrangements are utilized in the normal course of business as part of the company’s cash and liquidity management. Facilities in the U.S., Canada and several countries in Europe enable the company to sell certain accounts receivable, without recourse, to third-parties in order to manage credit, collection, concentration and currency risk.

These transactions are accounted for as a reduction in receivables and are considered sold when: (1) they are transferred beyond the reach of the company and its creditors; (2) the purchaser has the right to pledge or exchange the receivables; and (3) the company has surrendered control over the transferred receivables. The proceeds from these arrangements are reflected as cash provided by operating activities in the Consolidated Statement of Cash Flows.

The gross amounts factored (the gross proceeds) under these programs (primarily relating to notes and accounts receivable–trade) for the year ended December 31, 2018 were $2.2 billion compared to $1.9 billion for the year ended December 31, 2017. Within the accounts receivables sold and derecognized from the Consolidated Statement of Financial Position, $0.9 billion and $0.7 billion remained uncollected from customers at December 31, 2018 and 2017, respectively. The fees and the net gains and losses associated with the transfer of receivables were not material for any of the periods presented.

Financing Receivables

Financing Receivables

Financing receivables include sales-type leases, direct financing leases and loans. Leases are accounted for in accordance with lease accounting standards. Loan receivables, including installment payment plans, which are generally unsecured, are primarily for software and services. Loans are financial assets which are recorded at amortized cost, which approximates fair value. Commercial financing receivables are carried at amortized cost, which approximates fair value. These receivables are for working capital financing to suppliers, distributors and resellers of IBM and OEM IT products and services. The company determines its allowances for credit losses on financing receivables based on two portfolio segments: lease receivables and loan receivables. The company further segments the portfolio into three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific.

When calculating the allowances, the company considers its ability to mitigate a potential loss by repossessing leased equipment and by considering the current fair market value of any other collateral. The value of the equipment is the net realizable value. The allowance for credit losses for capital leases, installment payment plan receivables and customer loans includes an assessment of the entire balance of the capital lease or loan, including amounts not yet due. The methodologies that the company uses to calculate its receivables reserves, which are applied consistently to its different portfolios, are as follows:

Individually Evaluated — The company reviews all financing receivables considered at risk on a quarterly basis. The review primarily consists of an analysis based upon current information available about the client, such as financial statements, news reports, published credit ratings, current market-implied credit analysis, as well as the current economic environment, collateral net of repossession cost and prior collection history. For loans that are collateral dependent, impairment is measured using the fair value of the collateral when foreclosure is probable. Using this information, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve.

Collectively Evaluated — The company records an unallocated reserve that is calculated by applying a reserve rate to its different portfolios, excluding accounts that have been individually evaluated and specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history. Factors that could result in actual receivable losses that are materially different from the estimated reserve include significant changes in the economy, or a sudden change in the economic health of a significant client in the company’s receivables portfolio.

Other Credit-Related Policies

Past Due — The company views receivables as past due when payment has not been received after 90 days, measured from the original billing date.

Non-Accrual — Non-accrual assets include those receivables (impaired loans or nonperforming leases) with specific reserves and other accounts for which it is likely that the company will be unable to collect all amounts due according to original terms of the lease or loan agreement. Interest income recognition is discontinued on these receivables. Cash collections are first applied as a reduction to principal outstanding. Any cash received in excess of principal payments outstanding is recognized as interest income. Receivables may be removed from non-accrual status, if appropriate, based upon changes in client circumstances, such as a sustained history of payments.

Impaired Loans — The company evaluates all financing receivables considered at-risk, including loans, for impairment on a quarterly basis. The company considers any receivable with an individually evaluated reserve as an impaired loan. Depending on the level of impairment, loans will also be placed on non-accrual status as appropriate. Client loans are primarily for software and services and are unsecured. These receivables are subjected to credit analysis to evaluate the associated risk and, when appropriate, actions are taken to mitigate risks in these agreements which include covenants to protect against credit deterioration during the life of the obligation.

Write-Off — Receivable losses are charged against the allowance in the period in which the receivable is deemed uncollectible. Subsequent recoveries, if any, are credited to the allowance. Write-offs of receivables and associated reserves occur to the extent that the customer is no longer in operation and/or, there is no reasonable expectation of additional collections or repossession. The company’s assessments factor in the history of collections and write-offs in specific countries and across the portfolio.

The company determines its allowance for credit losses based on two portfolio segments: lease receivables and loan receivables, and further segments the portfolio into three classes: Americas, Europe/Middle East/Africa (EMEA) and Asia Pacific.

When determining the allowances, financing receivables are evaluated either on an individual or a collective basis. For individually evaluated receivables, the company determines the expected cash flow for the receivable and calculates an estimate of the potential loss and the probability of loss. For those accounts in which the loss is probable, the company records a specific reserve. In addition, the company records an unallocated reserve that is determined by applying a reserve rate to its different portfolios, excluding accounts that have been specifically reserved. This reserve rate is based upon credit rating, probability of default, term, characteristics (lease/loan) and loss history.

The company considers any receivable with an individually evaluated reserve as an impaired receivable.

The company’s credit quality indicators, which are based on rating agency data, publicly available information and information provided by customers, are reviewed periodically based on the relative level of risk. The resulting indicators are a numerical rating system that maps to Moody’s Investors Service credit ratings as shown below. The company uses information provided by Moody’s, where available, as one of many inputs in its determination of customer credit ratings.

Receivables with a credit quality indicator ranging from Aaa to Baa3 are considered investment grade. All others are considered non-investment grade. The credit quality indicators do not reflect mitigation actions that the company takes to transfer credit risk to third parties.

Estimated Residual Values of Lease Assets

Estimated Residual Values of Lease Assets

The recorded residual values of lease assets are estimated at the inception of the lease to be the expected fair value of the assets at the end of the lease term. The company periodically reassesses the realizable value of its lease residual values. Any anticipated increases in specific future residual values are not recognized before realization through remarketing efforts. Anticipated decreases in specific future residual values that are considered to be other-than-temporary are recognized immediately upon identification and are recorded as an adjustment to the residual value estimate. For sales-type and direct-financing leases, this reduction lowers the recorded net investment and is recognized as a loss charged to financing income in the period in which the estimate is changed, as well as an adjustment to unearned income to reduce future-period financing income.

Common Stock

Common Stock

Common stock refers to the $.20 par value per share capital stock as designated in the company’s Certificate of Incorporation. Treasury stock is accounted for using the cost method. When treasury stock is reissued, the value is computed and recorded using a weighted-average basis.

Earnings Per Share of Common Stock

Earnings Per Share of Common Stock

Earnings per share (EPS) is computed using the two-class method. The two-class method determines EPS for each class of common stock and participating securities according to dividends and dividend equivalents and their respective participation rights in undistributed earnings. Basic EPS of common stock is computed by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted EPS of common stock is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method. Dilutive potential common shares include outstanding stock awards, convertible notes and stock options.

Accounting Changes

New Standards to be Implemented

In August 2018, the FASB issued guidance on a customer’s accounting for implementation costs incurred in cloud-computing arrangements that are hosted by a vendor. Certain types of implementation costs should be capitalized and amortized over the term of the hosting arrangement. The guidance is effective January 1, 2020 and early adoption is permitted. The company adopted the guidance on January 1, 2019 on a prospective basis, The guidance is not expected to have a material impact in the consolidated financial results.

In August 2018, the FASB issued guidance which changed the disclosure requirements for fair value measurements and defined benefit plans. The guidance is effective for each of the topics on January 1, 2020 and December 31, 2020, respectively, with early adoption of certain provisions permitted. As a result, the company has removed Level 1/Level 2 transfer disclosures in accordance with the fair value guidance. The company is evaluating the adoption date for the remaining changes. As the guidance is a change to disclosures only, the company does not expect the guidance to have a material impact in the consolidated financial results.

In January 2017, the FASB issued guidance that simplifies the goodwill impairment test by removing Step 2. The guidance also changes the requirements for reporting units with zero or negative carrying amounts and requires additional disclosures for these reporting units. The guidance is effective January 1, 2020 and early adoption is permitted. The company expects to adopt the guidance on a prospective basis on the effective date. The company is evaluating the impact of the guidance.

In June 2016, with amendments in 2018, the FASB issued guidance for credit impairment based on an expected loss model rather than an incurred loss model. The guidance requires the consideration of all available relevant information when estimating expected credit losses, including past events, current conditions and forecasts and their implications for expected credit losses. A cross-functional team has been established that is evaluating the financial instruments portfolio and the system, process and policy change requirements. The new guidance expands the scope of financial instruments subject to impairment, including off-balance sheet commitments and residual value. The guidance is effective January 1, 2020 with one-year early adoption permitted. The company will adopt the guidance as of the effective date and is continuing to evaluate the impact.

The FASB issued guidance in February 2016, with amendments in 2018, which changes the accounting for leases. The guidance requires lessees to recognize right-of-use assets and lease liabilities for most leases in the Consolidated Statement of Financial Position. The guidance makes some changes to lessor accounting, including elimination of the use of third-party residual value guarantee insurance in the lease classification test, and overall aligns with the new revenue recognition guidance. The guidance also requires qualitative and quantitative disclosures to assess the amount, timing and uncertainty of cash flows arising from leases. The guidance was effective January 1, 2019 and early adoption was permitted. The company adopted the guidance on the effective date using the transition option whereby prior comparative periods will not be retrospectively presented in the consolidated financial statements. The company elected the package of practical expedients not to reassess prior conclusions related to contracts containing leases, lease classification and initial direct costs and the lessee practical expedient to combine lease and nonlease components for all asset classes. The company made a policy election to not recognize right-of-use assets and lease liabilities for short-term leases for all asset classes.

A cross-functional implementation team evaluated the lease portfolio and implemented system, process, control and policy changes. The company also gathered lease data in order to comply with the requirements in the guidance, including new disclosures that will be added to the Notes to the Consolidated Financial Statements beginning in the first quarter of 2019. The guidance had a material impact on the Consolidated Statement of Financial Position as of the effective date. As a lessee, the company’s undiscounted operating lease commitments were $5.6 billion at December 31, 2018, which is expected to approximate the January 1, 2019 balance of operating lease liabilities, which will be discounted by the company’s incremental borrowing rate. The transition adjustment recognized in retained earnings at the effective date is not expected to be material.

From a lessor perspective, due to changes in lease termination guidance, when equipment is returned to the company prior to the end of the lease term, the carrying amounts of lease receivables, which remain outstanding relating to that equipment and are still expected to be collected, will be reclassified to loan receivables. The amount that would have been reclassified from lease receivables to loan receivables in 2018, under the application of this new guidance, would have been approximately $263 million. Additionally, the company does not expect the removal of third-party residual value guarantee insurance in the lease classification test to have a material impact on the Consolidated Statement of Earnings.

Standards Implemented

In February 2018, the FASB issued guidance that allows entities to elect an option to reclassify the stranded tax effects related to the application of U.S. tax reform from AOCI to retained earnings. The guidance was effective January 1, 2019 with early adoption permitted, and can be applied either in the period of adoption or retrospectively to all applicable periods. The company adopted the guidance effective January 1, 2018, and elected not to reclassify prior periods. In accordance with its accounting policy, the company releases income tax effects from AOCI once the reason the tax effects were established cease to exist (e.g., when available-for-sale debt securities are sold or if a pension plan is liquidated). This guidance allows for the reclassification of stranded tax effects as a result of the change in tax rates from U.S. tax reform to be recorded upon adoption of the guidance rather than at the actual cessation date. At adoption on January 1, 2018, $2,420 million was reclassified from AOCI to retained earnings, primarily comprised of amounts relating to retirement-related benefit plans.

In August 2017, the FASB issued guidance to simplify the application of hedge accounting in certain areas, better portray the economic results of an entity’s risk management activities in its financial statements and make targeted improvements to presentation and disclosure requirements. The guidance was effective January 1, 2019 with early adoption permitted. The company adopted the guidance as of January 1, 2018, and it did not have a material impact in the consolidated financial results.

In March 2017, the FASB issued guidance that impacts the presentation of net periodic pension and postretirement benefit costs (net benefit cost). Under the guidance, the service cost component of net benefit cost continues to be presented within cost, SG&A expense and RD&E expense in the Consolidated Statement of Earnings, unless eligible for capitalization. The other components of net benefit cost are presented separately from service cost within other (income) and expense in the Consolidated Statement of Earnings. The guidance was effective January 1, 2018 with early adoption permitted. The company adopted the guidance as of the effective date. The guidance is primarily a change in financial statement presentation and did not have a material impact in the consolidated financial results. This presentation change was applied retrospectively upon adoption. For the year ended December 31, 2017, $717 million, $427 million and $197 million was recast from total cost, SG&A expense and RD&E expense, respectively, into other (income) and expense. For the year ended December 31, 2016, $222 million, $126 million and $25 million was recast from total cost, SG&A expense and RD&E expense, respectively, into other (income) and expense. Refer to note T, “Retirement-Related Benefits,” for additional information.

In January 2016, the FASB issued guidance which addresses aspects of recognition, measurement, presentation and disclosure of financial instruments. The guidance was effective January 1, 2018 and early adoption was not permitted except for limited provisions. The company adopted the guidance on the effective date. Certain equity investments are now measured at fair value with changes recognized in net income. The amendment also simplified the impairment test of equity investments that lack readily determinable fair value. The guidance did not have a material impact in the consolidated financial results.

The FASB issued guidance on the recognition of revenue from contracts with customers in May 2014 with amendments in 2015 and 2016. Revenue recognition depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance also requires specific disclosures relating to revenue recognition. The company adopted the guidance effective January 1, 2018 using the modified retrospective transition method. At adoption, $557 million was reclassified from notes and accounts receivable-trade and deferred income-current to prepaid expenses and other current assets to establish the opening balance for net contract assets. In-scope sales commission costs previously recorded in the Consolidated Statement of Earnings were capitalized in deferred costs in accordance with the transition guidance, in the amount of $737 million. Deferred income of $29 million was recorded for certain software licenses that will be recognized over time versus at point in time under previous guidance. Additionally, net deferred taxes were reduced by $184 million in the Consolidated Statement of Financial Position, resulting in a cumulative-effect net increase to retained earnings of $524 million. In the fourth quarter of 2018, the company recognized an additional impact to net deferred taxes and retained earnings of $56 million, resulting in a total net increase to retained earnings of $580 million. The decrease to net deferred taxes was the result of the company’s election to include GILTI in measuring deferred taxes. For additional information regarding GILTI, refer to note A, “Significant Accounting Policies.” The revenue guidance did not have a material impact in the company’s consolidated financial results for the year ended December 31, 2018. The company expects revenue recognition for its broad portfolio of hardware, software and services offerings to remain largely unchanged. Refer to note O, “Revenue Recognition,” for additional information, including further discussion on the impact of adoption.

In January 2017, the FASB issued guidance which clarified the definition of a business. The guidance provided a more robust framework to use in determining when a set of assets and activities acquired or sold is a business. The guidance was effective January 1, 2018 and early adoption was permitted. The company adopted the guidance effective January 1, 2017, and it did not have a material impact in the consolidated financial results.

In October 2016, the FASB issued guidance which requires an entity to recognize the income tax consequences of intra-entity transfers of assets, other than inventory, at the time of transfer. Assets within the scope of the guidance include intellectual property and property, plant and equipment. The guidance was effective January 1, 2018 and early adoption was permitted. The company adopted the guidance on January 1, 2017 using the required modified retrospective method. At adoption, $95 million and $47 million were reclassified from investments and sundry assets and prepaid expenses and other current assets, respectively, into retained earnings. Additionally, net deferred taxes of $244 million were established in deferred taxes in the Consolidated Statement of Financial Position, resulting in a cumulative-effect net increase to retained earnings of $102 million. In January 2017, the company had one transaction that generated a $582 million benefit to income tax expense, income from continuing operations and net income and a benefit to both basic and diluted earnings per share of $0.62 per share for the year ended December 31, 2017. No transactions impacted the consolidated financial results for the year ended December 31, 2018. The ongoing impact of this guidance will be dependent on any transaction that is within its scope.

In March 2016, the FASB issued guidance which changed the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification in the Consolidated Statement of Cash Flows. The guidance was effective and adopted by the company on January 1, 2017, and it did not have a material impact in the Consolidated Statement of Financial Position. The ongoing impact of the guidance could result in increased volatility in the provision for income taxes and earnings per share in the Consolidated Statement of Earnings, depending on the company’s share price at exercise or vesting of share-based awards compared to grant date, however these impacts are not expected to be material. These impacts are recorded on a prospective basis. The company continues to estimate forfeitures in conjunction with measuring stock-based compensation cost. The guidance also requires cash payments on behalf of employees for shares directly withheld for taxes to be presented as financing outflows in the Consolidated Statement of Cash Flows. The FASB also issued guidance in May 2017 and June 2018, which relates to the accounting for modifications of share-based payment awards and accounting for share-based payments issued to non-employees, respectively. The company adopted the guidance for modifications in the second quarter of 2017, and guidance for non-employees’ payments in the second quarter of 2018. The guidance had no impact in the consolidated financial results.

Commitments and Contingencies

Contingencies

The company records a provision with respect to a claim, suit, investigation or proceeding when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Any recorded liabilities, including any changes to such liabilities for the years ended December 31, 2018, 2017 and 2016 were not material to the Consolidated Financial Statements.

In accordance with the relevant accounting guidance, the company provides disclosures of matters for which the likelihood of material loss is at least reasonably possible. In addition, the company also discloses matters based on its consideration of other matters and qualitative factors, including the experience of other companies in the industry, and investor, customer and employee relations considerations.

With respect to certain of the claims, suits, investigations and proceedings discussed herein, the company believes at this time that the likelihood of any material loss is remote, given, for example, the procedural status, court rulings, and/or the strength of the company’s defenses in those matters. With respect to the remaining claims, suits, investigations and proceedings discussed in this note, except as specifically discussed herein, the company is unable to provide estimates of reasonably possible losses or range of losses, including losses in excess of amounts accrued, if any, for the following reasons. Claims, suits, investigations and proceedings are inherently uncertain, and it is not possible to predict the ultimate outcome of these matters. It is the company’s experience that damage amounts claimed in litigation against it are unreliable and unrelated to possible outcomes, and as such are not meaningful indicators of the company’s potential liability. Further, the company is unable to provide such an estimate due to a number of other factors with respect to these claims, suits, investigations and proceedings, including considerations of the procedural status of the matter in question, the presence of complex or novel legal theories, and/or the ongoing discovery and development of information important to the matters. The company reviews claims, suits, investigations and proceedings at least quarterly, and decisions are made with respect to recording or adjusting provisions and disclosing reasonably possible losses or range of losses (individually or in the aggregate), to reflect the impact and status of settlement discussions, discovery, procedural and substantive rulings, reviews by counsel and other information pertinent to a particular matter.

Commitments

The company has applied the guidance requiring a guarantor to disclose certain types of guarantees, even if the likelihood of requiring the guarantor’s performance is remote.

Segments

Segment Information

The company’s major operations consist of five business segments: Cognitive Solutions, Global Business Services, Technology Services & Cloud Platforms, Systems and Global Financing. The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (the chief executive officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.

Segment revenue and pre-tax income include transactions between the segments that are intended to reflect an arm’s-length, market-based transfer price. Systems that are used by Technology Services & Cloud Platforms in outsourcing engagements are primarily sourced internally from the Systems segment and software is sourced from various segments. Software used by Technology Services & Cloud Platforms on external engagements is sourced internally through Cognitive Solutions and the Systems segments. For providing IT services that are used internally, Technology Services & Cloud Platforms and Global Business Services recover cost, as well as a reasonable fee, that is intended to reflect the arm’s-length value of providing the services. They enter into arm’s-length loans at prices equivalent to market rates with Global Financing to facilitate the acquisition of equipment and software used in services engagements. All internal transaction prices are reviewed annually, and reset if appropriate.

The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.

To ensure the efficient use of the company’s space and equipment, several segments may share plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table on page 144. In those cases, there will not be a precise correlation between segment pre-tax income and segment assets.

Similarly, the depreciation amounts reported by each segment are based on the assigned landlord ownership and may not be consistent with the amounts that are included in the segments’ pre-tax income. The amounts that are included in pre-tax income reflect occupancy charges from the landlord segment and are not specifically identified by the management reporting system. Capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.

Global Financing amounts for interest income and interest expense reflect the interest income and interest expense associated with the Global Financing business, including the intercompany financing activities discussed on pages 25 and 26, as well as the income from investment in cash and marketable securities. The explanation of the difference between cost of financing and interest expense for segment presentation versus presentation in the Consolidated Statement of Earnings is included on page 39 of the Management Discussion.

Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.